American Funds Balanced PortfolioSM Summary prospectus April 7, 2017 (as supplemented August 14, 2017)

Class	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T
	BLPAX	BLPCX	TBBPX	BLPFX	BLPEX	BLPDX	CBAAX	CBPCX	CBAEX	TBPBX
Class	529-F-1	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
	CBAFX	RBAAX	RBABX	RBBEX	RBACX	RBAEX	RGPFX	RBAFX	RBAGX

Before you invest, you may want to review the fund’s prospectus and statement of additional information, which contain more information about the fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the fund online at americanfunds.com/prospectus. You can also get this information at no cost by calling (800) 421-4225 or by sending an email request to prospectus@americanfunds.com. The current prospectus and statement of additional information, each dated April 7, 2017 (and in each case, as supplemented to date), are incorporated by reference into this summary prospectus.

Investment objectives The fund’s investment objectives are to provide current income and long-term growth of capital and income.

Fees and expenses of the fund This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 76 of the prospectus and on page 91 of the fund’s statement of additional information.

Shareholder fees (fees paid directly from your investment)
Share class:	A and 529-A	C and 529-C	529-E	T and 529-T	All F and 529-F share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.26%[3]	1.00%	0.25%	0.25%	none	none	0.26%[3]
Other expenses	0.12	0.12	0.12[2]	0.14	0.13%	0.02%[2]	0.20
Acquired (underlying) fund fees and expenses	0.38	0.38	0.38	0.38	0.38	0.38	0.38
Total annual fund operating expenses	0.76	1.50	0.75	0.77	0.51	0.40	0.84

Share class:	529-C	529-E	529-T	529-F-1	R-1	R-2	R-2E
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	1.00%	0.50%	0.25%	0.00%	1.00%	0.75%	0.60%
Other expenses	0.21	0.16	0.20[2]	0.20	0.13	0.39	0.22
Acquired (underlying) fund fees and expenses	0.38	0.38	0.38	0.38	0.38	0.38	0.38
Total annual fund operating expenses	1.59	1.04	0.83	0.58	1.51	1.52	1.20

Share class:	R-3	R-4	R-5E	R-5	R-6
Management fees	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.50%	0.25%	none	none	none
Other expenses	0.19	0.13	0.25%	0.08%	0.02%
Acquired (underlying) fund fees and expenses	0.38	0.38	0.38	0.38	0.38
Total annual fund operating expenses	1.07	0.76	0.63	0.46	0.40
Expense reimbursement	—	—	0.07[3,4]	—	—
Total annual fund operating expenses after expense reimbursement	1.07	0.76	0.56	0.46	0.40
[1]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
[2]	Based on estimated amounts for the current fiscal year.
[3]	Restated to reflect current fees.
[4]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least April 7, 2018. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

American Funds Balanced Portfolio / Summary prospectus 1

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	R-1	R-2
1 year	$ 648	$ 253	$ 325	$ 79	$ 52	$ 41	$ 656	$ 262	$ 106	$ 335	$ 59	$ 154	$ 155
3 years	804	474	484	246	164	128	828	502	331	515	186	477	480
5 years	973	818	657	428	285	224	1,014	866	574	710	324	824	829
10 years	1,463	1,791	1,157	954	640	505	1,553	1,889	1,271	1,275	726	1,802	1,813

Share class:	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$ 122	$ 109	$ 78	$ 57	$ 47	$ 41		1 year	$ 153	$ 162
3 years	381	340	243	195	148	128		3 years	474	502
5 years	660	590	422	344	258	224		5 years	818	866
10 years	1,455	1,306	942	780	579	505		10 years	1,791	1,889

Portfolio turnover The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was less than 1% of the average value of its portfolio.

American Funds Balanced Portfolio / Summary prospectus 2

Principal investment strategies The fund will attempt to achieve its investment objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds may include growth, growth-and-income, equity-income, balanced and bond funds.

Normally through its investments in the underlying funds, the fund will maintain at least 45% of the value of its net assets in common stocks and other equity investments and at least 25% of the value of its net assets in bonds and other debt securities (including money market instruments).

The fund will have exposure to growth-oriented common stocks. The fund will seek to generate some of its income from exposure to dividend paying stocks. The fund will seek exposure to issuers domiciled outside the United States, including those domiciled in emerging markets. The investment adviser believes that exposure to issuers domiciled outside the United States can help provide diversification when seeking current income and long-term growth of capital.

With respect to its fixed-income investments, the underlying funds in which the fund invests may hold debt securities with a wide range of maturities. The fund may invest in underlying funds with significant exposure to bonds rated BB+ or below and Ba1 or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser, or unrated but determined by the fund’s investment adviser to be of equivalent quality. Securities rated BB+ or below and Ba1 or below are sometimes referred to as “junk bonds.” Exposure to lower rated securities may help the fund achieve its objective of providing current income.

The underlying funds may hold securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The underlying funds may also invest in the debt securities of governments, agencies, corporations and other entities domiciled outside the United States.

The fund’s investment adviser seeks to create combinations of underlying funds that complement each other with a goal of achieving the fund’s investment objective of providing current income and long-term growth of capital and income. In making this determination, the fund’s investment adviser considers the historical volatility and returns of the underlying funds and how various combinations would have behaved in past market environments. It also considers, among other topics, current market conditions and the investment positions of the underlying funds.

The fund’s investment adviser periodically reviews the investment strategies and asset mix of the underlying funds. The investment adviser will also consider whether overall market conditions would favor a change in the exposure of the fund to various asset types or geographic regions. Based on these considerations, the investment adviser may make adjustments to underlying fund holdings by adjusting the percentage of individual underlying funds within the fund, or adding or removing underlying funds. The investment adviser may also determine not to change the underlying fund allocations, particularly in response to short-term market movements, if in its opinion the combination of underlying funds is appropriate to meet the fund’s investment objective.

American Funds Balanced Portfolio / Summary prospectus 3

Principal risks This section describes the principal risks associated with the fund’s and its underlying funds’ principal investment strategies. You may lose money by investing in the fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

The following are principal risks associated with the fund’s investment strategies.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

The following are principal risks associated with the underlying funds’ investment strategies.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

American Funds Balanced Portfolio / Summary prospectus 4

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities.

Liquidity risk — Certain underlying fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. A description of the derivative instruments in which the underlying fund may invest and the various risks associated with those derivatives is included in the underlying fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

American Funds Balanced Portfolio / Summary prospectus 5

Investment results The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results. This information provides some indication of the risks of investing in the fund. The fund has selected to add the MSCI All Country World ex USA Index and the Bloomberg Barclays U.S. Aggregate Index as dual primary indexes with the S&P 500 Index. These additions will provide a better range of comparison benchmarks to measure the series' objective. The Lipper Balanced Funds Index includes funds that disclose investment objectives and/or strategies reasonably comparable to those of the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting americanfunds.com.

Average annual total returns For the periods ended December 31, 2016 (with maximum sales charge):
Share class	Inception date	1 year	Lifetime
A — Before taxes	5/18/2012	–0.13%	7.62%
— After taxes on distributions		–0.94	6.99
— After taxes on distributions and sale of fund shares		0.66	6.00

Share classes (before taxes)	Inception date	1 year	Lifetime
C	5/18/2012	4.18%	8.18%
F-1	5/18/2012	5.89	8.97
F-2	5/18/2012	6.24	9.25
529-A	5/18/2012	–0.20	7.54
529-C	5/18/2012	3.99	8.06
529-E	5/18/2012	5.63	8.65
529-F-1	5/18/2012	6.08	9.16
R-1	5/18/2012	5.15	8.18
R-2	5/18/2012	5.18	8.20
R-2E	8/29/2014	5.43	2.85
R-3	5/18/2012	5.61	8.65
R-4	5/18/2012	5.92	8.98
R-5E	11/20/2015	6.13	3.95
R-5	5/18/2012	6.20	9.29
R-6	5/18/2012	6.34	9.33

Indexes	1 year	Lifetime (from Class A inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	11.96%	15.00%
MSCI® All Country World ex USA Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	4.50	5.88
Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	2.65	1.99
Lipper Balanced Funds Index (reflects no deductions for sales charges, account fees or U.S. federal income taxes)	7.20	8.46

After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary. After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, individual retirement account (IRA) or 529 college savings plan.

American Funds Balanced Portfolio / Summary prospectus 6

Management

Investment adviser Capital Research and Management CompanySM

Portfolio oversight committee The investment adviser’s Portfolio Oversight Committee develops the allocation approach and selects the underlying funds in which the fund invests. The members of the Portfolio Oversight Committee are:

Investment professional/ Series title (if applicable)	Investment professional experience in this fund	Primary title with investment adviser
Bradley J. Vogt Vice Chairman of the Board	5 years	Partner – Capital Research Global Investors
Alan N. Berro Senior Vice President	5 years	Partner – Capital World Investors
Joanna F. Jonsson Senior Vice President	2 years	Partner – Capital World Investors
James B. Lovelace Senior Vice President	5 years	Partner – Capital Research Global Investors
Wesley K.-S. Phoa Senior Vice President	5 years	Partner – Capital Fixed Income Investors
John H. Smet Senior Vice President	5 years	Partner – Capital Fixed Income Investors
Andrew B. Suzman Senior Vice President	5 years	Partner – Capital World Investors

Purchase and sale of fund shares The minimum amount to establish an account for all share classes is $250 and the minimum to add to an account is $50. For a payroll deduction retirement plan account, payroll deduction savings plan account or employer-sponsored 529 account, the minimum is $25 to establish or add to an account.

If you are a retail investor, you may sell (redeem) shares on any business day through your dealer or financial advisor or by writing to American Funds Service Company® at P.O. Box 6007, Indianapolis, Indiana 46206-6007; telephoning American Funds Service Company at (800) 421-4225; faxing American Funds Service Company at (888) 421-4351; or accessing our website at americanfunds.com. Please contact your plan administrator or recordkeeper to sell (redeem) shares from your retirement plan.

Tax information Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.

Payments to broker-dealers and other financial intermediaries If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and the fund’s distributor or its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your individual financial advisor to recommend the fund over another investment. Ask your individual financial advisor or visit your financial intermediary’s website for more information.

You can access the fund’s statutory prospectus or SAI at americanfunds.com/prospectus.

MFGEIPX-050-0817P Litho in USA CGD/DFS/10208 Investment Company File No. 811-22656

THE FUND PROVIDES A SPANISH TRANSLATION OF THE ABOVE SUMMARY PROSPECTUS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE SUMMARY PROSPECTUS SUPPLEMENT FOR THE FUND.

/s/	STEVEN I. KOSZALKA
STEVEN I. KOSZALKA
SECRETARY

Summary Prospectus Supplement August 14, 2017

For the following series with summary prospectuses dated April 7, 2017—July 1, 2017 (each as supplemented to date)

American Funds College Target Date Series®

American Funds Portfolio SeriesSM

American Funds Retirement Income Portfolio SeriesSM

American Funds Target Date Retirement Series®

Keep this supplement with your summary prospectus. Each fund’s summary prospectus consists of this supplement and the fund’s summary prospectus, as supplemented to date (which is incorporated herein by reference). For additional information about a fund, you should refer to its prospectus and statement of additional information, in each case as supplemented to date, except where specific information is provided in this supplement, in which case the disclosure provided in this supplement is controlling.

1.	The first footnote in the “Shareholder fees” table in the “Fees and expenses of the fund” section of the summary prospectus for each series fund of each of the series listed on the cover of this supplement is amended in its entirety to read as follows:

A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

2.	The “Fees and expenses of the fund” section of the summary prospectus for each of the funds listed below is amended by replacing information on Class A and/or Class 529-A shares in the “Annual fund operating expenses” table and the cumulative estimated expense example table under the heading “Example” with the respective information shown below. Expense information for all other share classes remains unchanged. Except as indicated below each table, footnotes in the summary prospectus remain unchanged.

American Funds College 2033 Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share class:	529-A
Management fees		none
Distribution and/or service (12b-1) fees		0.24%[4]
Other expenses		0.24
Acquired (underlying) fund fees and expenses		0.40
Total annual fund operating expenses		0.88
Expense reimbursement[3]		0.01
Total annual fund operating expenses after expense reimbursement		0.87

4 Restated to reflect current fees.

Example

	Share class:	529-A
1 year		$510
3 years		693
5 years		891
10 years		1,462

American Funds College 2030 Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share class:	529-A
Management fees		none
Distribution and/or service (12b-1) fees		0.24%[2]
Other expenses		0.23
Acquired (underlying) fund fees and expenses		0.38
Total annual fund operating expenses		0.85

2 Restated to reflect current fees.

Example

	Share class:	529-A
1 year		$508
3 years		685
5 years		876
10 years		1,429

American Funds College 2027 Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share class:	529-A
Management fees		none
Distribution and/or service (12b-1) fees		0.24%[2]
Other expenses		0.23
Acquired (underlying) fund fees and expenses		0.36
Total annual fund operating expenses		0.83

2 Restated to reflect current fees.

Example

	Share class:	529-A
1 year		$506
3 years		679
5 years		866
10 years		1,407

American Funds College 2024 Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share class:	529-A
Management fees		none
Distribution and/or service (12b-1) fees		0.24%[2]
Other expenses		0.23
Acquired (underlying) fund fees and expenses		0.30
Total annual fund operating expenses		0.77

2 Restated to reflect current fees.

Example

	Share class:	529-A
1 year		$500
3 years		661
5 years		835
10 years		1,339

American Funds College 2021 Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share class:	529-A
Management fees		none
Distribution and/or service (12b-1) fees		0.24%[2]
Other expenses		0.23
Acquired (underlying) fund fees and expenses		0.28
Total annual fund operating expenses		0.75

2 Restated to reflect current fees.

Example

	Share class:	529-A
1 year		$498
3 years		654
5 years		824
10 years		1,316

Summary Prospectus Supplement	2

American Funds College 2018 Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share class:	529-A
Management fees		none
Distribution and/or service (12b-1) fees		0.24%[2]
Other expenses		0.23
Acquired (underlying) fund fees and expenses		0.30
Total annual fund operating expenses		0.77

2 Restated to reflect current fees.

Example

	Share class:	529-A
1 year		$500
3 years		661
5 years		835
10 years		1,339

American Funds College Enrollment Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share class:	529-A
Management fees		none
Distribution and/or service (12b-1) fees		0.24%[2]
Other expenses		0.24
Acquired (underlying) fund fees and expenses		0.31
Total annual fund operating expenses		0.79

2 Restated to reflect current fees.

Example

	Share class:	529-A
1 year		$329
3 years		496
5 years		678
10 years		1,203

American Funds Global Growth Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share class:	A	529-A
Management fees		none	none
Distribution and/or service (12b-1) fees		0.26%[3]	0.24%[3]
Other expenses		0.13	0.21
Acquired (underlying) fund fees and expenses		0.49	0.49
Total annual fund operating expenses		0.88	0.94

Example

	Share class:	A	529-A
1 year		$660	$665
3 years		840	857
5 years		1,035	1,065
10 years		1,597	1,663

American Funds Growth Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share class:	A	529-A
Management fees		none	none
Distribution and/or service (12b-1) fees		0.25%[3]	0.23%[3]
Other expenses		0.12	0.21
Acquired (underlying) fund fees and expenses		0.44	0.44
Total annual fund operating expenses		0.81	0.88

Example

	Share class:	A	529-A
1 year		$653	$660
3 years		819	840
5 years		999	1,035
10 years		1,519	1,597

American Funds Growth and Income Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share class:	A	529-A
Management fees		none	none
Distribution and/or service (12b-1) fees		0.26%[3]	0.24%[3]
Other expenses		0.12	0.21
Acquired (underlying) fund fees and expenses		0.37	0.37
Total annual fund operating expenses		0.75	0.82

Example

	Share class:	A	529-A
1 year		$647	$654
3 years		801	822
5 years		968	1,004
10 years		1,452	1,530

American Funds Balanced Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share class:	A	529-A
Management fees		none	none
Distribution and/or service (12b-1) fees		0.26%[3]	0.26%[3]
Other expenses		0.12	0.20
Acquired (underlying) fund fees and expenses		0.38	0.38
Total annual fund operating expenses		0.76	0.84

Example

	Share class:	A	529-A
1 year		$648	$656
3 years		804	828
5 years		973	1,014
10 years		1,463	1,553

Summary Prospectus Supplement	3

American Funds Income Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share class:	A	529-A
Management fees		none	none
Distribution and/or service (12b-1) fees		0.28%[3]	0.25%[3]
Other expenses		0.12	0.21
Acquired (underlying) fund fees and expenses		0.30	0.30
Total annual fund operating expenses		0.70	0.76

Example

	Share class:	A	529-A
1 year		$642	$648
3 years		786	804
5 years		942	973
10 years		1,395	1,463

American Funds Preservation Portfolio

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share class:	A	529-A
Management fees		none	none
Distribution and/or service (12b-1) fees		0.30%[3]	0.24%[3]
Other expenses		0.14	0.22
Acquired (underlying) fund fees and expenses		0.30	0.30
Total annual fund operating expenses		0.74	0.76

Example

	Share class:	A	529-A
1 year		$324	$326
3 years		481	487
5 years		651	662
10 years		1,145	1,169

American Funds 2060 Target Date Retirement Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share class:	A
Management fees		none
Distribution and/or service (12b-1) fees		0.26%[4]
Other expenses		0.35
Acquired (underlying) fund fees and expenses		0.41
Total annual fund operating expenses		1.02
Expense reimbursement[3]		0.21
Total annual fund operating expenses after expense reimbursement		0.81

4 Restated to reflect current fees.

Example

	Share class:	A
1 year		$653
3 years		861
5 years		1,086
10 years		1,731

American Funds 2055 Target Date Retirement Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share class:	A
Management fees		none
Distribution and/or service (12b-1) fees		0.27%[4]
Other expenses		0.14
Acquired (underlying) fund fees and expenses		0.41
Total annual fund operating expenses		0.82

4 Restated to reflect current fees.

Example

	Share class:	A
1 year		$654
3 years		822
5 years		1,004
10 years		1,530

American Funds 2050 Target Date Retirement Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share class:	A
Management fees		none
Distribution and/or service (12b-1) fees		0.26%[4]
Other expenses		0.13
Acquired (underlying) fund fees and expenses		0.41
Total annual fund operating expenses		0.80

4 Restated to reflect current fees.

Example

	Share class:	A
1 year		$652
3 years		816
5 years		994
10 years		1,508

American Funds 2045 Target Date Retirement Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share class:	A
Management fees		none
Distribution and/or service (12b-1) fees		0.25%[4]
Other expenses		0.13
Acquired (underlying) fund fees and expenses		0.41
Total annual fund operating expenses		0.79

4 Restated to reflect current fees.

Example

	Share class:	A
1 year		$651
3 years		813
5 years		989
10 years		1,497

Summary Prospectus Supplement	4

American Funds 2040 Target Date Retirement Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share class:	A
Management fees		none
Distribution and/or service (12b-1) fees		0.26%[4]
Other expenses		0.13
Acquired (underlying) fund fees and expenses		0.41
Total annual fund operating expenses		0.80

4 Restated to reflect current fees.

Example

	Share class:	A
1 year		$652
3 years		816
5 years		994
10 years		1,508

American Funds 2035 Target Date Retirement Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share class:	A
Management fees		none
Distribution and/or service (12b-1) fees		0.26%[4]
Other expenses		0.12
Acquired (underlying) fund fees and expenses		0.40
Total annual fund operating expenses		0.78

4 Restated to reflect current fees.

Example

	Share class:	A
1 year		$650
3 years		810
5 years		983
10 years		1,486

American Funds 2030 Target Date Retirement Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share class:	A
Management fees		none
Distribution and/or service (12b-1) fees		0.25%[4]
Other expenses		0.12
Acquired (underlying) fund fees and expenses		0.39
Total annual fund operating expenses		0.76

4 Restated to reflect current fees.

Example

	Share class:	A
1 year		$648
3 years		804
5 years		973
10 years		1,463

American Funds 2025 Target Date Retirement Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share class:	A
Management fees		none
Distribution and/or service (12b-1) fees		0.26%[4]
Other expenses		0.13
Acquired (underlying) fund fees and expenses		0.37
Total annual fund operating expenses		0.76

4 Restated to reflect current fees.

Example

	Share class:	A
1 year		$648
3 years		804
5 years		973
10 years		1,463

American Funds 2020 Target Date Retirement Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share class:	A
Management fees		none
Distribution and/or service (12b-1) fees		0.26%[4]
Other expenses		0.13
Acquired (underlying) fund fees and expenses		0.35
Total annual fund operating expenses		0.74

4 Restated to reflect current fees.

Example

	Share class:	A
1 year		$646
3 years		798
5 years		963
10 years		1,441

American Funds 2015 Target Date Retirement Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share class:	A
Management fees		none
Distribution and/or service (12b-1) fees		0.27%[4]
Other expenses		0.13
Acquired (underlying) fund fees and expenses		0.33
Total annual fund operating expenses		0.73

4 Restated to reflect current fees.

Example

	Share class:	A
1 year		$645
3 years		795
5 years		958
10 years		1,429

Summary Prospectus Supplement	5

American Funds 2010 Target Date Retirement Fund

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)

	Share class:	A
Management fees		none
Distribution and/or service (12b-1) fees		0.25%[4]
Other expenses		0.14
Acquired (underlying) fund fees and expenses		0.33
Total annual fund operating expenses		0.72

4 Restated to reflect current fees.

Example

	Share class:	A
1 year		$644
3 years		792
5 years		953
10 years		1,418

Lit. No. MFGEBS-250-0817P Litho in USA CGD/RRD/10039-S63298 00171099	Summary Prospectus Supplement	6